Provisions - Reconciliation (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Movements in allowances
Provisions at the beginning of the period	€ 1,435
Charged to income statement
Additions	759
Reversals	(263)
Total charged to income statement	496
Utilized during the year	(646)
Translation differences and other	(23)
Provisions at the end of the period	1,262
Non-current	518
Current	744
Restructuring
Movements in allowances
Provisions at the beginning of the period	193
Charged to income statement
Additions	316
Reversals	0
Total charged to income statement	316
Utilized during the year	(254)
Translation differences and other	0
Provisions at the end of the period	255
Non-current	75
Current	180
Transfer of other provisions to accrued expenses	65
Warranty
Movements in allowances
Provisions at the beginning of the period	221
Charged to income statement
Additions	177
Reversals	(51)
Total charged to income statement	126
Utilized during the year	(147)
Translation differences and other	0
Provisions at the end of the period	200
Non-current	20
Current	180
Litigation and Environmental
Movements in allowances
Provisions at the beginning of the period	253
Charged to income statement
Additions	52
Reversals	(13)
Total charged to income statement	39
Utilized during the year	(29)
Translation differences and other	(12)
Provisions at the end of the period	251
Non-current	156
Current	95
Provision for decommissioning, restoration and rehabilitation costs
Movements in allowances
Provisions at the beginning of the period	155
Charged to income statement
Provisions at the end of the period	154
Project losses
Movements in allowances
Provisions at the beginning of the period	207
Charged to income statement
Additions	10
Reversals	0
Total charged to income statement	10
Utilized during the year	(107)
Translation differences and other	0
Provisions at the end of the period	110
Non-current	89
Current	21
Other
Movements in allowances
Provisions at the beginning of the period	561
Charged to income statement
Additions	204
Reversals	(199)
Total charged to income statement	5
Utilized during the year	(109)
Translation differences and other	(11)
Provisions at the end of the period	446
Non-current	178
Current	€ 268